Events subsequent to the reporting date	12 Months Ended
Dec. 31, 2017
Events subsequent to the reporting date [Abstract]
Events subsequent to the reporting date
32	Events subsequent to the reporting date

There have not been any events that require any adjustment or that does not require an adjustment, but is significant between the reporting date and authorization date.